Investments in equity method investees - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Investments in equity method investees
Balance as of beginning of period	¥ 200,189		¥ 189,632
Additions	8,964		17,731
Share of results, other comprehensive income and other reserves	18,822		14,014
Disposals	(1,237)		(1,386)
Distributions	(5,329)		(1,976)
Transfers	(5,159)		9,122
Impairment loss	(6,201)		(7,256)
Foreign currency translation adjustments	(725)		(1,448)
Balance as of end of period	¥ 219,642	$ 34,648	¥ 200,189